Operating Segments (Sales by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [Line Items]
Sales	$ 5,043	$ 5,271	$ 5,556
Israel [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	2,636	2,815	2,841
Europe [Member]
Disclosure of geographical areas [Line Items]
Sales	1,822	1,885	1,970
Europe [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	2,014	2,079	2,198
Asia [Member]
Disclosure of geographical areas [Line Items]
Sales	1,432	1,423	1,488
Asia [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	643	615	617
North America [Member]
Disclosure of geographical areas [Line Items]
Sales	859	910	978
North America [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	757	816	831
Others [Member]
Disclosure of geographical areas [Line Items]
Sales	413	385	408
Others [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	48	47	48
Subtotal [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	6,522	6,813	6,698
Intercompany sales [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	(1,479)	(1,542)	(1,142)
South America [Member]
Disclosure of geographical areas [Line Items]
Sales	517	668	712
South America [Member] | Assets [Domain]
Disclosure of geographical areas [Line Items]
Sales	$ 424	$ 441	$ 163